------------------------------------------------------------------------------
Description of art work on front cover of report

Solid blue box with name of Trust in upper left hand corner of page.
------------------------------------------------------------------------------






                                   SEMI-ANNUAL
                                     REPORT

                                  June 30, 1997

                      WRIGHT MANAGED BLUE CHIP SERIES TRUST




WRIGHT MANAGED BLUE CHIP SERIES TRUST IS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY, THAT IS DESIGNED TO BE THE FUNDING VEHICLE FOR INSURANCE CONTRACTS OFFERED BY PFL LIFE INSURANCE COMPANY AND OTHER PARTICIPATING INSURANCE COMPANIES. SHARES OF THE TRUST ARE OFFERED EXCLUSIVELY TO THE SEPARATE ACCOUNTS OF SUCH INSURANCE COMPANIES. FOUR MANAGED INVESTMENT PORTFOLIOS OF THE TRUST AND THEIR INVESTMENT OBJECTIVES ARE DESCRIBED BELOW:

Wright Near Term Bond Portfolio (WNTBP) seeks high total return, to the extent consistent with reasonable safety, by investing primarily in debt securities directly issued or guaranteed by the U.S. Government. The Portfolio expects to maintain an average weighted portfolio maturity of five years or less.

Wright Total Return Bond Portfolio (WTRBP) seeks high total return, consisting of current income and capital appreciation, by investing primarily in obligations issued, or guaranteed by the U.S. Government and its agencies or instrumentalities and in high-grade corporate debt securities of any maturity.

Wright Selected Blue Chip Portfolio (WSBCP) seeks long-term capital appreciation and, as a secondary objective, reasonable, current income by investing primarily in equity securities of well-established U.S. companies that meet the invest-ment adviser's quality standards.

Wright International Blue Chip Portfolio (WIBCP) seeks long-term capital appreciation by investing primarily in equity securities of well-established, non-U.S. companies that meet the investment adviser's quality standards.





                                TABLE OF CONTENTS

+------------------------------------------------------------------------------


   Investment Objectives.......Inside Front Cover

   Letter to Shareholders...................... 1

   Management Discussion........................3

   Wright Near Term Bond Portfolio
     Portfolio of Investments.................. 5
     Financial Statements...................... 6

   Wright Total Return Bond Portfolio
     Portfolio of Investments.................. 9
     Financial Statements..................... 10

   Wright Selected Blue Chip Portfolio
     Portfolio of Investments................. 13
     Financial Statements..................... 15

   Wright International Blue Chip Portfolio
     Portfolio of Investments................. 18
     Financial Statements..................... 20


   Notes to Financial Statements.............. 23

                      WRIGHT MANAGED BLUE CHIP SERIES TRUST

                             LETTER TO SHAREHOLDERS
================================================================================


                                                             July 1997


         Dear Shareholders:

                As it did in 1995 and 1996, the U.S. stock market surpassed most expectations during the first half of 1997. After a mediocre first three months, the second quarter of 1997 turned out to be the best quarter for the Dow Jones Industrial Average (DJIA) in ten years, bringing the DJIA's first-half price rise to 19%. Outside the U.S., stock prices also had healthy gains over the first half of 1997. The catalyst for the global stock market strength in the first half of 1997 was a worldwide downtrend in interest rates, which largely reflected more moderate economic growth in the U.S. and favorable inflation readings virtually everywhere.

                U.S. bond market values declined during the opening three months of 1997, hurt in part by the Federal Reserve's 25 basis-point increase in interest rates in March; but bond prices rebounded during the second quarter, as investor fears of further tightening by the Federal Reserve receded. The first quarter's inordinately strong demand, which the Fed cited as the reason for its March 25 interest rate increase, has given way to more moderate growth, easing concerns that inflation is about to escalate. In fact, by all the evidence, global inflation rates headed lower during the second quarter. Bond yields in the major markets abroad declined to a 25-year low during the second quarter. In the first week of July, the 30-year U.S. Treasury bond yield was back down to 6.6%, below its year-end 1996 rate.

                As the second half of 1997 begins, the U.S. economic environment remains close to an optimal mix of growth and inflation. Nonetheless, the stock market's outsized advance over the past 30 months leaves little margin for error. Over the past 12 months, the S&P 500's P/E multiple has expanded more than 10% (from 19 to 22, on a trailing basis). Treasury bond yields would probably have to fall back below 6%
         - which may not occur until economic slowing gets a lot more severe than currently - to justify P/Es this high. Even then, history suggests that there has to be a point at which valuations will win out over momentum. Should the U.S. stock market fall victim to profit taking, foreign equities would most likely do the same.

                Most important stock market peaks are associated with deteriorating economic or corporate fundamentals. So long as the outlook for corporate profits and interest rates remains positive, any market correction over the coming months is unlikely to develop into an outright bear market. In Wright's view, high-quality stocks and bonds can be expected to provide investors with inflation-beating returns over the balance of 1997 and 1998. Longer term, the outlook remains favorable for high-quality stocks. Rising productivity and record corporate profits, low inflation, the shrinking U.S. budget deficit and greater fiscal discipline around the globe, and an aging population increasingly inclined toward investment constitute a positive environment for equity securities into the 21st century.

                As always, it should be understood that past performance does not predict future results and that investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investing internationally entails additional risks, such as currency fluctuations and potential political instability.

                                          Sincerely,

                                          /s/Peter M. Donovan
                                          --------------------
                                          Peter M. Donovan, President

                              MANAGEMENT DISCUSSION

================================================================================


WRIGHT NEAR TERM BOND PORTFOLIO

At midyear 1997, the average maturity of the securities in the Wright Near Term Bond Portfolio (WNTBP) was 6.3 years. Yields on Treasury securities in this maturity range climbed about 20 basis points during the first half of 1997. So far this year, this Portfolio has earned 2.1%, below the 2.5% first-half return from three-month Treasury bills. Over the last 12 months, the WNTBP's 5.7% return topped the 5.1% return from T-bills.

At June 30, the WNTBP was invested 52% in U.S. Treasury Securities, 43% in government agency issues and the balance in short-term reserves. Its yield to maturity remains in the range of 6.0%, which is where it started the year; at June 30, duration was 1.6 years.


WRIGHT TOTAL RETURN BOND PORTFOLIO

During the second quarter of 1997, with yields on long-term Treasury securities exceeding 7%, the Wright Total Return Bond Portfolio's average maturity was 12.1 years; the average duration of Portfolio holdings was 5.8 years. Yields on bonds in the eight-year maturity range edged up a few basis points - to around 6.5% on Treasury securities - during the first half of 1997.

During the first half of 1996, the Wright Total Return Bond Portfolio (WTRBP) had a total return of 2.5%, as compared with a 3.2% return for the Lipper bond fund average and 2.7% for the Lehman government/corporate composite. For the 12 months through June 30, 1997, the WTRBP returned 6.3%.


WRIGHT SELECTED BLUE CHIP PORTFOLIO

For the first half of 1997, the Wright Selected Blue Chip Portfolio (WSBCP) had a 15.4% total return, ahead of the Lipper equity growth fund average return of 14.3%. Portfolio performance benefited from above-market industry positions in construction, machinery, and transportation stocks, groups that performed well during the first half of 1997. Detracting from WSBCP's first-half 1997 results was the Portfolio's underweighting in the health care industry, one of the first half's best performing groups. Small- and mid-cap issues generally lagged big, Dow-type stocks during the second quarter, despite their more moderate valuations. This continuing disparity between big- and small-cap stocks was again a drag on the relative performance of the Wright Selected Blue Chip Portfolio. For the 12 months ended June 30, 1997, WSBCP had a 26.7% total return.

At midyear 1997, Selected Blue Chips were trading at a significant P/E discount from the S&P 500's P/E multiple of 20. In the event a period of correction or consolidation descends upon the U.S. stock market in the months ahead, the WSBCP's discount P/E may limit the portfolio's downside exposure.

WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO

The Wright International Blue Chip Portfolio (WIBCP) earned a 6.7% total investment return during 1997's first half, behind the return of the FT/S&P World ex U.S. total return index of 11.3%. Canadian stocks, which constitute 10% of the portfolio at June 30, generally performed well for the WIBCP in the first half; the Portfolio also had good gains in Mexico, Switzerland and the Netherlands. The Portfolio's significant underweighting in Japan relative to the FT/S&P benchmark helped during the first quarter but hampered results in the second quarter, when the Japanese stock market produced a better-than-10% rebound in local currency terms plus a nearly 10% recovery in the yen against the U.S. dollar. For the 12 months ended June 30, 1997, WIBCP earned a 15.4% total investment return, ahead of the FT/S&P World ex U.S. 12-month return of 12.9%.

As measured by the FT/S&P country indexes, European markets produced total returns averaging 14% in U.S. dollars during 1997's first half; Nordic markets also rose 14%; Japan was up 9%; and the Pacific ex Japan region edged up 2%. The U.S. stock market outperformed 23 of the 27 largest foreign markets during the first half of 1997.

As 1997 has progressed, we have seen far more increases in forecasts of global economic growth for 1997 and 1998 than reductions. At the same time, inflation estimates have been almost universally lowered recently. Against this backdrop, interest rates have moved lower almost everywhere. Prospects for Europe's Monetary Union have not been helped by stubborn budget deficits in France and Germany; Italy and Spain, on the other hand, have made progress toward meeting EMU targets. The U.K. and Canada raised lending rates during the second quarter, but for the most part interest rate trends are flat or to the downside. Japan's economic recovery still lacks the support of domestic demand, and confidence remains low. In the aggregate, after years of lagging in GDP, profits and stock prices, foreign economies and markets have some catching up to do against the U.S., in Wright's view.



                                                WRIGHT NEAR TERM BOND PORTFOLIO (WNTBP)
                                                       PORTFOLIO OF INVESTMENTS
                                                       June 30, 1997 (Unaudited)


   Face                                  Coupon    Maturity    Market                    Current    Yield To
  Amount      Description                 Rate       Date       Price       Value       Yield(1)    Maturity(1)
-----------------------------------------------------------------------------------------------------------------------


$  45,000  U.S. Treasury Note            5.625%    8/31/97   $100.000     $ 45,000       5.63%     5.52%
   50,000  U.S. Treasury Note            6.000%    9/30/98    100.109       50,055       5.99%     5.90%
  100,000  U.S. Treasury Note            5.875%    3/31/99     99.750       99,750       5.89%     6.02%
   50,000  U.S. Treasury Note            5.875%   11/15/99     99.359       49,680       5.91%     6.17%
  100,000  U.S. Treasury Note            5.625%    2/28/01     97.766       97,766       5.75%     6.31%
   40,000  Federal Nat'l Mortgage Assoc. 7.000%    8/11/99    100.062       40,025       7.00%     6.94%
   96,210  Federal Nat'l Mortgage Assoc  5.861%    1/01/27    101.125       97,293       5.80%     5.76%
   50,000  Federal Farm Credit Banks     8.650%   10/01/99    104.844       52,422       8.25%     4.35%
   50,000  Federal Home Loan Banks       7.780%    2/03/00    103.328       51,664       7.53%     5.19%
   40,000  Student Loan Marketing Assoc. 7.500%    3/08/00    102.766       41,105       7.30%     5.42%
                                                                         ----------

Total Investments (identified cost, $623,501) -- 95.6%                    $624,760       6.24%     5.80%
                                                                                        ======    ======


Other Assets, less Liabilities -- 4.4%                                      28,983
                                                                         ----------

Net Assets -- 100.0%                                                      $653,743
                                                                         ==========

Average Maturity -- 6.3 Years(1)


(1) Unaudited.



See notes to financial statements.

                         WRIGHT NEAR TERM BOND PORTFOLIO
================================================================================

                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30,1997 (Unaudited)
--------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $ 623,501
     Unrealized appreciation............      1,259
                                           ---------
       Total value (Note 1A)............  $ 624,760

   Cash.................................      8,925
   Interest receivable..................     10,514
   Deferred organizational costs (Note 1E)    2,662
   Receivable from Investment Adviser...     14,688
                                           ---------
     Total Assets.......................  $ 661,549
                                           ---------


LIABILITIES:
   Trustees fees payable................  $     563
   Accrued expenses.....................      7,243
                                           ---------
     Total Liabilities..................  $   7,806
                                           ---------

NET ASSETS..............................  $ 653,743
                                           =========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 666,712
Accumulated net realized loss on investment
   transactions.........................    (14,210)
Unrealized appreciation of investments..      1,259
Distributions in excess of net
   investment income....................        (18)
                                           ---------

   Net assets applicable to outstanding
      shares............................  $ 653,743
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     67,569
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............      $9.68
                                           =========





                             STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Interest.............................  $  19,171
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   1,512
   Administrator fee (Note 3)...........        168
   Compensation of Trustees not
      affiliated with the Investment
      Adviser or Administrator..........      1,588
   Custodian fee (Note 1D)..............      7,505
   Audit................................      7,750
   Legal................................        450
   Printing.............................        583
   Amortization of organization expense
     (Note 1E)..........................        867
                                           ---------
       Total expenses...................  $  20,423
                                           ---------


Deduct --
   Reduction of Custodian fee (Note 1D).  $   1,031
   Preliminary reduction of Investment
     Adviser fee........................      1,512
   Preliminary reduction of
     Administrator fee..................        168
   Preliminary allocation of expense to the
     Investment Adviser (Note 3)........     14,688
                                           ---------
       Total deducted...................  $  17,399
                                           ---------
       Net expenses.....................  $   3,024
                                           ---------
         Net investment income..........  $  16,147
                                           ---------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment
     transactions.......................  $     265
Change in unrealized appreciation
     of investments.....................     (1,689)
                                           ---------
   Net realized and unrealized loss.....  $  (1,424)
                                           ---------

   Net increase in net assets from
     operations.........................  $  14,723
                                           =========


See notes to financial statements

                         WRIGHT NEAR TERM BOND PORTFOLIO
================================================================================


                                                                   Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                  June 30, 1997       December 31, 1996
-----------------------------------------------------------------------------------------------------------
                                                                      (Unaudited)


INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $   16,147         $   17,735
     Net realized gain on investment transactions.................            265                560
     Change in unrealized appreciation of investments.............         (1,689)            (8,161)
                                                                       ----------         ----------

       Net increase in net assets from operations.................     $   14,723         $   10,134

   Distributions to shareholders from net investment income (Note 2)      (16,165)           (17,735)
   Net increase from Portfolio share transactions (exclusive of amounts
     allocated to net investment income) (Note 4).................          2,732            333,490
                                                                       ----------         ----------

       Net increase in net assets.................................     $    1,290         $  325,889


NET ASSETS:

   At beginning of period.........................................        652,453            326,564
                                                                       ----------         ----------

   At end of period...............................................     $  653,743         $  652,453
                                                                       ===========        ===========

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME..................     $      (18)        $        -
                                                                       ===========        ===========



See notes to financial statements

                         WRIGHT NEAR TERM BOND PORTFOLIO
================================================================================


                                                                        Year Ended December 31
                                                           ----------------------------------------------
FINANCIAL HIGHLIGHTS                                         1997(6)      1996        1995       1994(5)
---------------------------------------------------------------------------------------------------------
                                                           (Unaudited)

Net asset value, beginning of period                        $  9.700    $  9.880    $  9.330    $ 10.000
                                                             --------    --------    --------    --------
Income from Investment Operations:
  Net investment income(1).........                         $  0.238    $  0.440    $  0.448    $  0.324
  Net realized and unrealized gain (loss)                     (0.020)     (0.180)      0.550      (0.670)
                                                            --------    --------    --------    --------
   Total income (loss) from investment
      operations...................                         $  0.218    $  0.260    $  0.998    $ (0.346)
                                                            --------    --------    --------    --------

Less Distributions to Shareholders:
  From net investment income.......                         $ (0.238)   $ (0.440)   $ (0.448)   $ (0.324)
                                                            --------    --------    --------    --------

Net asset value, end of period.....                         $  9.680    $  9.700    $  9.880    $  9.330
                                                            ========    ========    ========    ========
Total Return(3)....................                            2.2%        2.7%       10.9%       (3.2%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)                     $    654   $     652   $    327  $       451
  Ratio of net expenses to average net
   assets..........................                            1.21%(4)(2) 1.48%(4)    1.39%(4)    0.90%(2)
  Ratio of net investment income to a
   verage net assets...............                            4.81%(2)    4.49%       4.61%       3.43%(2)
  Portfolio Turnover Rate..........                                7%         61%         94%        52%

(1)During  each  of the  periods  presented,  the  Investment  Adviser  and  the
   Administrator  reduced their fees, and the Investment Adviser was allocated a portion of the  Portfolio's  operating  expenses.  Had such  actions not been undertaken,  the net investment loss per share and the ratios would have been as follows:
                                                             1997(6)      1996        1995       1994(5)
                                                             -------   --------     ---------   --------

  Net investment loss  per share...                         $ (0.005)   $ (0.331)   $ (0.438)   $ (0.095)
                                                            ========    ========    ========    ========
  Ratios (As a percentage of average net assets):
   Expenses........................                            6.08% (2)   9.35%       10.51%      5.34% (2)
                                                            ========    ========    ========    ========
   Net investment loss.............                           (0.07%)(2)  (3.38%)     (4.51%)     (1.01%)(2)
                                                            ========    ========    ========    ========
(2)Annualized.
(3)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested  at the net asset value on the payable  date.  The total  investment return  does not  reflect  expenses  that  apply to the  separate  account or related policies. If these charges had been included,  the total return would be reduced.
(4)During the six months  ended June 30, 1997 and the years ended  December  31,
   1996 and 1995,  custodian  fees were reduced by credits  resulting  from cash
   balances  the  Portfolio   maintained  with  the  custodian  (Note  1D).  The
   computation  of net expenses to average  daily net assets  reported  above is computed without  consideration of such credits, in accordance with reporting regulations  in effect  beginning in 1995. If these credits were  considered, the ratio of expenses to average net assets would have been reduced to 0.90%,
   0.89% and 0.90%, respectively.
(5)For the period from January 6, 1994 (start of business) to December 31, 1994.
(6)For the six months ended June 30, 1997.

See notes to financial statements



                                              WRIGHT TOTAL RETURN BOND PORTFOLIO (WTRBP)
                                                       PORTFOLIO OF INVESTMENTS
                                                       June 30, 1997 (Unaudited)
==================================================================================================================

   Face                                  Coupon    Maturity    Market                    Current   Yield To
  Amount      Description                 Rate       Date       Price       Value       Yield(1)  Maturity(1)
-------------------------------------------------------------------------------------------------------------------


$  50,000   Federal Farm Credit Bank     5.270%    2/01/99   $ 98.828     $ 49,414       5.33%     6.78%
   50,000   Federal Home Loan Banks      7.780%    2/03/00    103.328       51,664       7.53%     5.19%
   50,000   Tennessee Valley Authority   6.125%    7/15/03     96.875       48,438       6.32%     6.76%
   25,000   Bellsouth Telecommunication  7.000%    2/01/05    100.909       25,227       6.94%     6.84%
   50,000   Federal Nat'l Mortgage Assoc.7.490%    3/02/05    104.547       52,274       7.16%     6.72%
  135,000   U.S. Treasury Note           6.500%    8/15/05     99.719      134,621       6.52%     6.54%
   30,000   Duke Power Co.               7.000%    9/01/05     99.019       29,706       7.07%     7.16%
  110,000   U.S. Treasury 10 Year        5.875%   11/15/05     95.672      105,239       6.14%     6.55%
   40,000   Campbell Soup Co.            6.900%   10/15/06    100.281       40,112       6.88%     6.86%
   20,000   AT&T Corp.                   7.750%    3/01/07    105.198       21,040       7.37%     7.00%
   50,000   U.S. Treasury Bond           7.500%   11/15/16    106.859       53,430       7.02%     6.85%
  173,503   GNMA Pool #442193            7.500%   12/15/26    100.281      173,990       7.48%     7.44%
                                                                         ----------

Total Investments (identified cost, $779,076) -- 96.6%                    $785,155       6.81%     6.77%
                                                                                        ======    ======


Other Assets, less Liabilities -- 3.4%                                      27,253
                                                                         ----------


Net Assets -- 100.0%                                                      $812,408
                                                                         ==========


Average Maturity -- 12.1 Years(1)


(1) Unaudited.


See notes to financial statements

                       WRIGHT TOTAL RETURN BOND PORTFOLIO
===============================================================================


                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30,1997 (Unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $ 779,076
     Unrealized appreciation............      6,079
                                           ---------

       Total value (Note 1A)............  $ 785,155

   Cash.................................      4,314
   Interest receivable..................     13,562
   Deferred organizational costs (Note 1E)    2,537
   Receivable from Investment Adviser...     15,625
                                           ---------

     Total Assets.......................  $ 821,193
                                           ---------


LIABILITIES:
   Trustees fees payable................  $     563
   Accrued expenses.....................      8,222
                                           ---------

     Total Liabilities..................  $   8,785
                                           ---------


NET ASSETS..............................  $ 812,408
                                           =========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 821,744
Accumulated net realized loss on investment
   transactions.........................    (15,378)
Unrealized appreciation of investments..      6,079
Distributions in excess of net
   investment income....................        (37)
                                           ---------

   Net assets applicable to
     outstanding shares.................  $ 812,408
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     86,182
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............      $9.43
                                           =========






                             STATEMENT OF OPERATIONS

                For the Six Months Ended June 30, 1997(Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Interest.............................  $  25,679
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   1,779
   Administrator fee (Note 3)...........        198
   Compensation of Trustees not
     affiliated with the Investment
     Adviser or Administrator...........      1,572
   Custodian fee (Note 1D)..............      7,961
   Audit services.......................      7,750
   Legal................................        450
   Printing.............................        583
   Amortization of organization expense
     (Note 1E)..........................        867
                                           ---------
       Total expenses...................  $  21,160
                                           ---------


Deduct --
   Preliminary reduction of Investment
     Adviser fee........................  $   1,779
   Preliminary reduction of Administrator fee   198
   Preliminary allocation of expense to the
     Investment Adviser (Note 3)........     15,625
                                           ---------
       Total deducted...................  $  17,602
                                           ---------
       Net expenses.....................  $   3,558
                                           ---------
         Net investment income..........  $  22,121
                                           ---------



REALIZED AND UNREALIZED LOSS:

Net realized loss on investment
     transactions........................ $     (13)
Change in unrealized appreciation of
     investments ........................    (3,006)
                                           ---------
   Net realized and unrealized loss...... $  (3,019)
                                           ---------

   Net increase in net assets from
    operations........................... $   19,102
                                           =========

See notes to financial statements

                       WRIGHT TOTAL RETURN BOND PORTFOLIO
===============================================================================


                                                                   Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                  June 30, 1997       December 31, 1996
-----------------------------------------------------------------------------------------------------------
                                                                      (Unaudited)


INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income........................................     $   22,121         $   31,137
     Net realized loss on investment transactions.................            (13)              (831)
     Change in unrealized appreciation of investments.............         (3,006)           (17,000)
                                                                       ----------         ----------

       Net increase in net assets from operations.................     $   19,102         $   13,306
                                                                       ----------         ----------

   Distributions to shareholders --
     From net investment income (Note 2)..........................     $  (22,121)        $  (31,137)
     In excess of net investment income...........................             (1)               (36)
                                                                       ----------         ----------

       Total distributions........................................     $  (22,122)        $  (31,173)
                                                                       ----------         ----------

   Net increase from Portfolio share transactions (Note 4)........     $   25,936         $  269,677
                                                                       ----------         ----------

       Net increase in net assets.................................     $   22,916         $  251,810


NET ASSETS:

   At beginning of period.........................................        789,492            537,682
                                                                       ----------         ----------

   At end of period...............................................     $  812,408         $  789,492
                                                                       ==========         ===========

DISTRIBUTIONS IN EXCESS
OF NET INVESTMENT INCOME..........................................     $      (37)        $      (36)
                                                                       ==========         ===========

See notes to financial statements

                       WRIGHT TOTAL RETURN BOND PORTFOLIO

===============================================================================

                                                                 Year Ended December 31
                                                ------------------------------------------------------------
FINANCIAL HIGHLIGHTS                              1997(7)     1996        1995        1994     1993(2)(6)
------------------------------------------------------------------------------------------------------------
                                                (Unaudited)

Net asset value, beginning of period           $  9.470    $  9.830    $  8.840    $  9.930  $        10.000
                                                --------    --------    --------    --------    --------

Income from Investment Operations:
  Net investment income(1).........            $   0.262   $  0.447    $  0.469    $  0.398    $  0.019
  Net realized and unrealized gain (loss)
   on investments..................               (0.040)    (0.360)      0.990      (1.090)     (0.070)
                                                --------    --------    --------    --------    --------

   Total income (loss) from investment
    operations.....................            $   0.222   $  0.087    $  1.459    $ (0.692)   $ (0.051)
                                                --------    --------    --------    --------    --------

Less Distributions to Shareholders:
  From net investment income.......            $  (0.262)  $ (0.447)   $ (0.469)   $ (0.398)   $ (0.019)
                                                --------    --------    --------    --------    --------

Net asset value, end of period.....            $   9.430   $  9.470    $  9.830    $  8.840    $  9.930
                                                ========    ========    ========    ========    ========

Total Return(3)....................                 2.4%       1.0%       16.9%       (7.1%)      (0.5%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)        $     812   $    789    $    538    $    520    $    167
  Ratio of  net expenses to average net
   assets(1).......................   .             0.90%(4)            1.26%(5)       1.26%(5)    0.90%           0.70%(4)
  Ratio of net investment income to
   average net assets(1)...........                 5.59%(4)            4.77%          5.09%       4.49%           2.50%(4)
  Portfolio Turnover Rate..........                   0%          51%        186%         23%         0%

(1)During the six month period ended June 30, 1997 and the years ended  December
   31, 1996, 1995 and 1994, the Investment Adviser and the Administrator reduced their  fees,  and the  Investment  Adviser  was  allocated  a portion  of the
   Portfolio's operating expenses. Had such actions not been undertaken, the net investment income (loss) per share and the ratios would have been as follows:
                                                  1997(7)     1996        1995        1994
                                               ------------------------------------------------

  Net investment income (loss) per share       $  0.058    $  0.060    $ (0.187)   $ (0.143)
                                                ========    ========    ========    ========
  Ratios (As a percentage of average net assets):
   Expenses........................                5.35%(4)    5.39%       8.38%       7.00%
                                                ========    ========    ========    ========
   Net investment income (loss)....                1.14%(4)    0.64%      (2.03%)     (1.61%)
                                                ========    ========    ========    ========

(2)  Calculations based on average shares outstanding methodology.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or related policies. If these charges had been included, the total return would be reduced.
(4)  Annualized.
(5)During the years ended December 31, 1996 and 1995, custodian fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets in each period would have been reduced to 0.90%.
(6)For the period from December 7, 1993 (start of business) to December 31, 1993.
(7)For the six months ended June 30, 1997.



See notes to financial statements


                   WRIGHT SELECTED BLUE CHIP PORTFOLIO (WSBCP)
                            PORTFOLIO OF INVESTMENTS
                            June 30, 1997 (Unaudited)

===============================================================================


                                Shares        Value
                               --------     --------

Equity Interests -- 96.2%


APPAREL -- 2.2%
VF Corp......................      800  $     67,800
                                         -----------


AUTOMOTIVE -- 9.1%
Autoliv Inc..................      443  $     17,332
Chrysler Corporation.........    1,800        59,063
Eaton Corporation............      900        78,581
Echlin Inc...................    1,800        64,800
Modine Mfg. Co...............    2,000        59,500
                                         -----------
                                        $    279,276
                                         -----------



CHEMICALS -- 5.3%
Morton International Inc.....    1,300  $     39,243
PPG Industries, Incorporated.      900        52,313
Rohm & Haas Company..........      800        72,050
                                         -----------
                                        $    163,606
                                         -----------


CONSTRUCTION -- 9.5%
Caterpillar Inc..............      500  $     53,686
Fleetwood Enterprises, Inc...    1,900        56,644
Medusa.......................    1,500        57,563
Toll Brothers................    3,000        55,125
Vulcan Materials Co..........      900        70,650
                                         -----------
                                        $    293,668
                                         -----------



DIVERSIFIED -- 2.4%
Crane Co.....................    1,800  $     75,263
                                         -----------



DRUGS, COSMETICS & HEALTH CARE -- 2.1%
Bristol-Myers Squibb Co......      800  $     64,800
                                         -----------



ELECTRONICS -- 7.2%
Compaq Computer..............      700  $     69,475
Raytheon Company.............      900        45,900
Seagate Technology, Inc......    1,300        45,744
Sun Microsystems, Inc.*......    1,600        59,550
                                         -----------
                                        $    220,669
                                         -----------



FINANCIAL -- 13.7%
BB&T Corporation.............    1,700  $     76,500
A.G. Edwards, Inc............    1,900        81,225
First Virginia Banks, Inc....    1,200        72,375
Pacific Century Financial Corp   1,400        64,750
Quick and Reilly Group.......    2,350        54,638
Southtrust Corp..............    1,700        70,337
                                         -----------
                                        $    419,825
                                         -----------



MACHINERY & EQUIPMENT -- 8.4%
Briggs & Stratton Corp.......    1,200  $     60,000
Deere & Co...................    1,000        54,875
Ingersoll Rand Co............    1,200        74,100
Pitney Bowes, Inc............    1,000        69,500
                                         -----------
                                        $    258,475
                                         -----------



METAL PRODUCERS -- 2.2%
Carpenter Technology.........    1,500  $     68,625
                                         -----------



METAL PRODUCTS MANUFACTURERS -- 7.5%
Kaydon Corp..................    1,200  $     59,550
Snap-on Inc..................    1,500        59,063
Trinity Industries...........    1,600        50,800
Watts Industries Inc. Class A    2,600        62,400
                                         -----------
                                        $    231,813
                                         -----------

PRINTING & PUBLISHING -- 5.1%
American Greetings Corp......    1,700  $     63,113
Banta Corporation............    2,200        59,675
Standard Register............    1,100        33,687
                                         -----------
                                        $    156,475
                                         -----------


RECREATION -- 5.4%
International Dairy Queen*...    2,400  $     57,600
Kingworld Productions Inc....    1,700        59,500
Ryan's Family Steak Houses...    5,700        48,806
                                         -----------
                                        $    165,906
                                         -----------


RETAILERS -- 2.2%
Family Dollar Stores.........    2,500  $     68,125
                                         -----------



TRANSPORTATION - 4.2%
ASA Holdings, Inc............    2,400  $     68,700
Illinois Central Corp........    1,700        59,394
                                         -----------
                                        $    128,094
                                         -----------



UTILITIES -- 6.5%
DQE Inc......................    1,600  $     45,200
Duke Power Company...........    1,100        52,731
Nipsco Industries............    1,400        57,838
Wisconsin Energy.............    1,800        44,775
                                         -----------
                                        $    200,544
                                         -----------


MISCELLANEOUS -- 3.2%
Arrow Electronics, Inc.......      800  $     42,500
Halter Marine Group Inc......      0.8            19
Marshall Industries*.........    1,500        55,875
                                         -----------
                                        $     98,394
                                         -----------



TOTAL EQUITY INTERESTS -- 96.2%
(identified cost, $2,324,150)           $  2,961,358


OTHER ASSETS
LESS LIABILITIES -- 3.8%                     118,222
                                         -----------


NET ASSETS -- 100.0%                    $  3,079,580
                                        ============






* Non-income-producing security.


See notes to financial statements

                       WRIGHT SELECTED BLUE CHIP PORTFOLIO
===============================================================================

                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30,1997 (Unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $2,324,150
     Unrealized appreciation............    637,208
                                           ---------
       Total value (Note 1A)............  $2,961,358

   Cash.................................    114,105
   Dividends receivable.................      3,994
   Deferred organizational costs (Note 1E)    2,667
   Receivable from Investment Adviser...      5,000
                                           ---------
     Total Assets.......................  $3,087,124
                                           ---------


LIABILITIES:
   Trustees fees payable................  $     563
   Accrued expenses.....................      6,981
                                           ---------
     Total Liabilities..................  $   7,544
                                           ---------


NET ASSETS..............................  $3,079,580
                                          ==========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $2,255,474
Accumulated net realized gain on investment
   transactions.........................    124,853
Unrealized appreciation of investments..    637,208
Undistributed net investment income.....     62,045
                                           ---------

   Net assets applicable to outstanding
     shares ............................ $3,079,580
                                          ==========


SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................    225,260
                                          ==========

NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $13.67
                                          ==========





                             STATEMENT OF OPERATIONS

                For the Six Months Ended June 30, 1997(Unaudited)
------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends............................  $  30,198
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   9,117
   Administrator fee (Note 3)...........        701
   Compensation of Trustees not
     affiliated with
     the Investment Adviser or
     Administrator......................      1,572
   Custodian fee (Note 1D)..............      9,133
   Audit................................      9,450
   Legal................................        450
   Printing.............................        583
   Amortization of organization expense
     (Note 1E)..........................        867
   Miscellaneous........................      1,432
                                           ---------
       Total expenses...................  $  33,305
                                           ---------


Deduct --
   Preliminary reduction of Investment
     Adviser fee........................  $   9,117
   Preliminary reduction of Administrator fee   701
   Reduction of Custodian fee (Note 1D).      2,356
   Preliminary allocation of expenses to the
     Investment Adviser (Note 3)........      5,000
                                           ---------
       Total deducted...................  $  17,174
                                           ---------
       Net expenses.....................  $  16,131
                                           ---------
         Net investment income..........  $  14,067
                                           ---------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment
    transactions........................  $ 124,594
Change in unrealized appreciation of
    investments ........................    270,611
                                           ---------
   Net realized and unrealized gain.....  $ 395,205
                                           ---------

   Net increase in net assets from
    operations..........................  $ 409,272
                                          ==========



See notes to financial statements

                       WRIGHT SELECTED BLUE CHIP PORTFOLIO
===============================================================================


                                                                   Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                  June 30, 1997       December 31, 1996
-----------------------------------------------------------------------------------------------------------
                                                                      (Unaudited)


INCREASE IN NET ASSETS:

   From operations --
     Net investment income........................................     $   14,067         $   29,861
     Net realized gain on investment transactions.................        124,594            427,875
     Change in unrealized appreciation of investments.............        270,611             92,485
                                                                       ----------         ----------

       Net increase in net assets from operations.................     $  409,272         $  550,221

   Distributions to shareholders from net investment income (Note 2)         -                (2,069)
   Distributions to shareholders from net realized gain on
     investment transactions (Note 2).............................       (427,616)                --
   Undistributed net investment income included in price of shares
     sold and redeemed (Note 1F)..................................          8,494              2,519
   Net increase (decrease) from Portfolio share transactions (exclusive of
     amounts allocated to net investment income) (Note 4).........        420,966           (121,037)
                                                                       ----------         ----------
       Net increase in net assets.................................     $  411,116         $  429,634


NET ASSETS:

   At beginning of period.........................................       2,668,464         2,238,830
                                                                       ----------         ----------

   At end of period...............................................     $ 3,079,580        $2,668,464
                                                                       ==========         ===========

UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS.........................................     $   62,045         $   39,484
                                                                       ==========         ===========

See notes to financial statements

                       WRIGHT SELECTED BLUE CHIP PORTFOLIO
===============================================================================

                                                                       Year Ended December 31
                                                            -----------------------------------------------
FINANCIAL HIGHLIGHTS                                         1997(7)      1996        1995       1994(6)
-----------------------------------------------------------------------------------------------------------
                                                           (Unaudited)

Net asset value, beginning of period...........             $ 14.000    $ 11.410    $  9.320    $ 10.000
                                                            --------    --------    --------    --------

Income from Investment Operations:
  Net investment income(1).....................             $  0.068    $  0.170    $  0.100    $  0.092
  Net realized and unrealized gain (loss) on investments       1.842       2.430       2.345      (0.712)
                                                            --------    --------    --------    --------
   Total income (loss) from investment operations           $  1.910    $  2.600    $  2.445  $   (0.620)
                                                        --------    --------    --------    --------

Less Distributions to Shareholders:
  From net investment income...................             $ --        $ (0.010)   $ (0.070)   $ (0.060)
  From net realized gain on investment transactions                       (2.240)     --          (0.285)          --
                                                            --------    --------    --------    --------
   Total distributions.........................             $ (2.240)   $ (0.010)   $ (0.355)   $ (0.060)
                                                            --------    --------    --------    --------
Net asset value, end of period.................             $ 13.670    $ 14.000    $ 11.410    $  9.320
                                                            ========    ========    ========    ========

Total Return(3)................................               13.0%       22.8%       26.3%       (6.2%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)........             $  3,080   $   2,668   $   2,239   $  1,452
  Ratio of net expenses to average net assets(1)             1.32%(4)(2)   1.27%(4)    1.60%(4)    1.15 (2)
  Ratio of net investment income to average net assets(1)    1.00%(2)      1.14%       0.96%       1.16%(2)
  Portfolio Turnover Rate......................                20%           68%         64%         74%
  Average commision rate paid (5)..............             $  0.0683   $  0.0784         --         --

(1)During  each  of the  periods  presented,  the  Investment  Adviser  and  the
   Administrator  reduced their fees, and the Investment Adviser was allocated a portion of the  Portfolio's  operating  expenses.  Had such  actions not been undertaken,  the net investment  income (loss) per share and the ratios would have been as follows:
                                                             1997(7)      1996        1995       1994(6)
                                                            ---------  ---------    ---------   ---------
Net investment income (loss) per share.........             $  0.002    $  0.066    $ (0.017)  $ (0.078)
                                                            ========    ========    ========    ========
Ratios (As a percentage of average net assets):
  Expenses.....................................                2.37%(2)    1.97%       2.72%     3.30% (2)
                                                            ========    ========    ========    ========
  Net investment income (loss).................               (0.05%)(2)  0.44%       (0.16%)   (0.99%)(2)
                                                            ========    ========    ========    ========

(2) Annualized.
(3)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested  at the net asset value on the payable  date.  The total  investment return  does not  reflect  expenses  that  apply to the  separate  account or policies.  If these  charges had been  included,  the total  return  would be reduced.
(4)During the six months  ended June 30, 1997 and the years ended  December  31,
   1996 and 1995,  custodian  fees were reduced by credits  resulting  from cash
   balances  the  Portfolio   maintained  with  the  custodian  (Note  1D).  The
   computation  of net expenses to average  daily net assets  reported  above is computed without  consideration of such credits, in accordance with reporting regulations  in effect  beginning in 1995. If these credits were  considered, the ratio of expenses to average net assets would have been reduced to 1.15%,
   1.06% and 1.15%, respectively.
(5)Average  commission rate paid is computed by dividing the total dollar amount of  commissions  paid  during the fiscal  year by the total  number of shares purchased and sold during the fiscal year for which commissions were charged.
   For fiscal years  beginning on or after  September 1, 1995,  the Portfolio is required  to  disclose  its average  commission  rate per share for  security trades on which commissions are charged.
(6) For the period from January 6, 1994 (start of business) to December 31, 1994.
(7) For the six months ended June 30, 1997.


See notes to financial statements


                WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)
                            PORTFOLIO OF INVESTMENTS
                            June 30, 1997 (Unaudited)
===============================================================================

                                Shares        Value
                               --------       ------

EQUITY INTERESTS -- 96.6%


AUSTRALIA -- 3.9%
Australian Gas & Light Co....    4,700  $     27,695
Futuris Corporation Ltd......   21,330        34,322
                                         -----------
                                        $     62,017
                                         -----------



BELGIUM -- 1.6%
Delhaize Le PS...............      500  $     26,275
                                         -----------



CANADA -- 10.3%
British Columbia Telecom Inc.    1,400  $     32,880
Linamar Corporation..........      900        39,339
Loblaw Companies Ltd.........    2,300        31,677
Magna Int'l. Inc. Class A....      500        30,082
Thomson Corporation..........    1,400        32,271
                                         -----------
                                        $    166,249
                                         -----------



CHILE -- 1.8%
Embotelladora Andina SA......      700  $     14,613
Embotelladora Andina Series..      700        15,006
                                         -----------
                                        $     29,619
                                         -----------


DENMARK -- 5.4%
Carlsberg AS - B.............      500  $     27,567
Icopal.......................      120        26,980
Novo Nordisk A/S - B.........      300        32,719
                                         -----------
                                        $     87,266
                                         -----------



FINLAND-- 1.9%
Orion A/S - B................      850  $     32,009
                                         -----------



FRANCE -- 4.0%
Pernod-Ricard................      500  $     25,789
Synthelabo...................      300        39,067
                                         -----------
                                        $     64,856
                                         -----------


GERMANY -- 2.6%
Bayerische Motoren Werke A...       50  $     41,381
                                         -----------



HONG KONG -- 5.4%
Hang Lung Devel. Co. (ADR)...    2,700  $     24,743
Hang Seng Bank...............    3,000        42,790
Swire Pacific Limited (ADR)..    2,100        18,907
                                         -----------
                                        $     86,440
                                         -----------



IRELAND -- 1.7%
Greencore PLC................    5,567  $     27,638
                                         -----------


JAPAN -- 5.6%
Chudenko Corp................    1,100  $     29,479
Kurita Water Industries Ltd..      100         2,663
Santen Pharmaceutical Co., Ltd     210         4,198
Yamanouchi Pharmaceutical ...    2,000        53,773
                                         -----------
                                        $     90,113
                                         -----------


MALAYSIA -- 3.8%
Hong Leong Industries Berhad.    9,000  $     28,526
Perlis Plantations Berhad (ADR) 10,900        31,956
                                         -----------
                                        $     60,482
                                         -----------

MEXICO -- 3.3%
Grupo Industrial Maseca-B....   23,000  $     25,169
Kimberly Clark de Mexico SA..    1,400        27,720
                                         -----------
                                        $     52,889
                                         -----------

NETHERLANDS -- 13.2%
CSM N.V. Cert................      500  $     25,078
Getronics N.V................    1,246        40,265
Hagemeyer N.V................      803        41,503
Koninklijke Ahold N.V........      531        45,168
Nutricia Verenidge Bedrijven.      200        31,602
Verenigde Nederlandse........    1,300        28,758
                                         -----------
                                        $    212,374
                                         -----------


SINGAPORE -- 1.5%
Singapore Press Holdings LT .    1,200  $     24,173
                                         -----------



SOUTH AFRICA -- 4.1%
Sasol Beperk Limited.........    2,600  $     34,101
Tiger Oats Limited...........    1,800        31,743
                                         -----------
                                        $     65,844
                                         -----------


SPAIN -- 6.9%
Banco Popular Espanola.......      150  $     36,743
Empresa Nacional de Elec (ADR)     500      $ 42,531
Repsol S.A...................      750        31,705
                                         -----------
                                        $    110,979
                                         -----------


SWEDEN -- 3.5%
AGA AB B Free................    2,000  $     26,637
Astra AB B Free Shares.......    1,706        30,111
                                         -----------
                                        $     56,748
                                         -----------



SWITZERLAND -- 5.2%
Nestle-Sponsored.............      550  $     36,330
Novartis AG-ADR..............      600        48,030
                                         -----------
                                        $     84,360
                                         -----------


UNITED KINGDOM -- 10.9%
Christian Salvesen PLC ......    5,020  $     23,501
Powerscreen Int'l............    3,000        32,787
Scapa Group PLC..............   10,000        35,319
Smiths Industries............    2,400        30,708
Tesco PLC....................    5,100        31,437
Wolseley ....................    2,854        22,526
                                         -----------
                                        $    176,278
                                         -----------


TOTAL EQUITY INTERESTS -- 96.6%
(identified cost, $1,314,734)           $  1,557,990


OTHER ASSETS
LESS LIABILITIES -- 3.4%                      54,140
                                         -----------



NET ASSETS -- 100.0%                    $  1,612,130
                                         ===========



* Non-income-producing security.

ADR - American Depository Receipt

See notes to financial statements

                WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)
===============================================================================

                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30,1997 (Unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $1,314,734
     Unrealized appreciation...........     243,256
                                           ---------
       Total value (Note 1A)............  $1,557,990

   Cash.................................     39,400
   Foreign cash.........................     32,416
   Dividends receivable.................      4,275
   Deferred organizational costs (Note 1E)    2,662
   Receivable from Investment Adviser...     14,510
                                           ---------
     Total assets.......................  $1,651,253
                                           ---------


LIABILITIES:
   Payable for Fund shares reacquired...  $  31,157
   Trustees fees payable................        563
   Accrued expenses.....................      7,403
                                           ---------
     Total liabilities..................  $  39,123
                                           ---------


NET ASSETS..............................  $1,612,130
                                          ==========
NET ASSETS CONSIST OF:

Paid-in capital.........................  $1,322,842
Accumulated net realized gain on investment
   and foreign currency transactions....     36,163
Unrealized appreciation of investments and
   translations of assets and liabilities in
   foreign currencies...................    243,234
Undistributed net investment income.....      9,891
                                           ---------


   Net assets applicable to outstanding
     shares............................. $1,612,130
                                          ==========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................    135,349
                                          ==========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $11.91
                                          ==========



                             STATEMENT OF OPERATIONS

                For the Six Months Ended June 30, 1997(Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends............................  $  23,835
   Less: Foreign taxes..................     (2,206)
                                           ---------
     Total investment income............  $  21,629
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   5,964
   Administrator fee (Note 3)...........        373
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator  1,572
   Custodian fee (Note 1D)..............     16,886
   Audit................................      9,450
   Legal................................        450
   Printing.............................        583
   Amortization of organization expense
     (Note 1E)..........................        867
                                           ---------
       Total expenses...................  $  36,145
                                           ---------

Deduct --
   Preliminary reduction of Investment
     Adviser fee........................  $   5,964
   Preliminary reduction of
     Admininstrator fee.................        373
   Reduction of Custodian fee (Note 1D).      1,507
   Preliminary allocation of expense to the
     Investment Adviser  (Note 3).......     14,510
                                           ---------
       Total deducted...................  $  22,354
                                           ---------

       Net expenses.....................  $  13,791
                                           ---------

         Net investment income..........  $   7,838
                                           ---------


REALIZED AND UNREALIZED GAIN:
Net realized gain on investment and
   foreign currency transactions........  $  37,089
Change in unrealized appreciation of investments
   and translation of assets and liabilities
   in foreign currency..................     58,933
                                           ---------
   Net realized and unrealized gain.....  $  96,022
                                           ---------

   Net increase in net assets from
      operations........................  $ 103,860
                                          ==========

See notes to financial statements

                    WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
===============================================================================


                                                                   Six Months Ended         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                  June 30, 1997       December 31, 1996
-------------------------------------------------------------------------------------------------------------
                                                                      (Unaudited)


INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income (loss).................................     $    7,838         $   (5,346)
     Net realized gain on investments and foreign currency transactions    37,089             89,355
     Change in unrealized appreciation of investments and translation
       of assets and liabilities in foreign currency..............         58,933            126,226
                                                                       ----------         ----------
       Net increase in net assets from operations.................     $  103,860         $  210,235

   Distributions to shareholders from net realized gain
     on investment transactions (Note 2)..........................     $  (81,307)                --
   Undistributed net investment loss included in price
     of shares sold and redeemed (Note 1F)........................             --               (240)
   Net increase (decrease) from Portfolio share transactions (exclusive of
     amounts allocated to net investment income) (Note 4).........        132,505           (117,794)
                                                                       ----------         ----------
       Net increase in net assets.................................     $  155,058         $   92,201


NET ASSETS:

   At beginning of period.........................................      1,457,072          1,364,871
                                                                       ----------         ----------

   At end of period...............................................     $1,612,130         $1,457,072
                                                                       ===========        ===========

UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS.........................................     $    9,891         $    2,053
                                                                       ===========        ===========

See notes to financial statements

                    WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
===============================================================================

                                                                       Year Ended December 31
                                                           ----------------------------------------------
FINANCIAL HIGHLIGHTS                                         1997(7)      1996        1995       1994(6)
----------------------------------------------------------------------------------------------------------
                                                           (Unaudited)

Net asset value, beginning of period...........             $ 11.810    $ 10.060    $  9.140    $ 10.000
                                                            --------    --------    --------    --------
Income from Investment Operations:
  Net investment income (loss)(1)..............             $  0.056    $ (0.043)   $  0.003    $  0.031
  Net realized and unrealized gain (loss)......                0.674       1.793       0.967      (0.886)
                                                            --------    --------    --------    --------
   Total income (loss) from investment operations           $  0.730    $  1.750    $  0.970  $   (0.855)
                                                            --------    --------    --------    --------
  Less distributions to shareholders:
   From net investment income..................             $ --        $ --        $ (0.005)   $ (0.005)
   From net realized gains on investment transactions         (0.630)     --             --       --
   In excess of net investment income..........               --          --          (0.013)     --
   Tax distribution from paid-in capital.......               --          --          (0.032)     --
                                                            --------    --------    --------    --------
   Total distributions declared to shareholders             $  (0.630)   $ --       $ (0.050)   $  (0.005)
                                                            --------    --------    --------    --------
Net asset value, end of period.................             $ 11.910    $ 11.810    $ 10.060    $  9.140
                                                            ========    ========    ========    ========
Total Return(3)................................                6.3%       17.4%       10.6%       (8.1%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)........             $   1,612   $   1,457   $   1,365   $  1,229
  Ratio of net expenses to average net assets(1)               2.05%(4)(2) 2.31%(4)     2.28%(4)    1.80% (2)
  Ratio of net investment income (loss) to average net
   assets(1)...................................                1.05%(2)   (0.42)%      0.06%       0.19% (2)
  Portfolio Turnover Rate......................                  54%          44%        31%          0%
  Average commission rate paid (5).............             $  0.0342   $  0.0773          --         --

(1)During  each  of the  periods  presented,  the  Investment  Adviser  and  the
   Administrator  reduced their fees, and the Investment Adviser was allocated a portion of the  Portfolio's  operating  expenses.  Had such  actions not been undertaken,  the net investment loss per share and the ratios would have been as follows:
                                                              1997        1996        1995       1994(6)
                                                             ------       -----      ------      -------

Net investment loss  per share.................             $ (0.098)   $ (0.253)   $ (0.920)   $ (0.434)
                                                            ========    ========    ========    ========
Ratios (As a percentage of average net assets):
  Expenses.....................................               4.85%(2)    4.37%        4.18%       4.65% (2)
                                                            ========    ========    ========    ========
  Net investment loss..........................              (1.75%)(2)  (2.47%)      (1.85%)     (2.66%)(2)
                                                            ========    ========    ========    ========
(2)  Annualized.
(3)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested  at the net asset value on the payable  date.  The total  investment return  does not  reflect  expenses  that  apply to the  separate  account or related policies. If these charges had been included,  the total return would be reduced.
(4)During the six months  ended June 30, 1997 and the years ended  December  31,
   1996 and 1995,  custodian  fees were reduced by credits  resulting  from cash
   balances  the  Portfolio   maintained  with  the  custodian  (Note  1D).  The
   computation  of net expenses to average  daily net assets  reported  above is computed without  consideration of such credits, in accordance with reporting regulations  in effect  beginning in 1995. If these credits were  considered, the ratio of expenses  to average  net assets in each period  would have been reduced to 1.85%, 1.85% and 1.96%, respectively.
(5)Average  commission rate paid is computed by dividing the total dollar amount of  commissions  paid  during the fiscal  year by the total  number of shares purchased and sold during the fiscal year for which commissions were charged.
   For fiscal years  beginning on or after  September 1, 1995,  the Portfolio is required  to  disclose  its average  commission  rate per share for  security trades on which commissions are charged.
(6) For the period from January 6, 1994 (start of business) to December 31, 1994.
(7) For the six months ended June 30, 1997.


See notes to financial statements

                      WRIGHT MANAGED BLUE CHIP SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
===============================================================================


(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright Managed Blue Chip Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four diversified separate portfolios: Wright Near Term Bond Portfolio (WNTBP), Wright Total Return Bond Portfolio (WTRBP), Wright Selected Blue Chip Portfolio (WSBCP), and Wright International Blue Chip Portfolio (WIBCP) (the "Portfolios"). The shares of the Portfolios are sold only to variable accounts established by PFL Life Insurance Company and other participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Investment Valuations - Securities, other than fixed-income investments, listed on securities exchanges or in the NASDAQ National Market, are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the last reported bid price. Fixed income investments (other than short-term obligations) including listed investments, and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service.
         Investments for which valuations are not readily available will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates value.

     B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. At December 31, 1996, the Trust, for federal income tax purposes, had a capital loss carryover of $14,459 for WNTBP and $15,365 for WTRBP, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Portfolio of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

         12/31                     WNTBP                      WTRBP
------------------------------------------------------------------------------


         2002                 $   5,296                   $     641
         2003                     9,163                      13,858
         2004                       --                          866

-----------------------------------------------------------------------------


     D. Expense Reduction - The Portfolios have entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

     E. Deferred Organization Expenses - Costs incurred by the Portfolios in connection with their organization are being amortized on a straight line basis over five years from the date the Portfolio commenced operations.

     F. Equalization - The WSBCP and WIBCP Portfolios follow the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Portfolio shares, equivalent on a per-share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Portfolio shares.

     G. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     H. Interim Financial Information - The interim financial statements relating to June 30, 1997 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

     I. Other - Investment transactions are accounted for on a trade date basis. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolios are informed of the ex-dividend date.

(2)  DISTRIBUTIONS

     Dividends from investment income of WSBCP and WIBCP are expected to be declared annually. Dividends from investment income of WNTBP and WTRBP will be declared daily and paid monthly. However, the Trustees may decide to declare dividends at other intervals. All net realized long- or short-term capital gains of each Portfolio, if any, will be declared and distributed at least annually. All distributions will be distributed in the form of additional full and fractional shares of the Portfolios and not in cash. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting treatments may result in reclassifications among various components of net assets.

(3)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service ("Wright") to perform investment management, investment advisory, and other services ("Investment Adviser"). For its services, Wright is compensated based upon a percentage of average monthly net assets which rate is adjusted as average monthly net assets exceed certain levels. The Trust also has engaged Eaton Vance Management ("Eaton Vance" or "Administrator") to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average monthly net assets which rate is reduced as average monthly net assets exceed certain levels. For the six months ended June 30, 1997, the effective annual rate for advisory and administration charges for each Portfolio was as follows:

                             WNTBP        WTRBP        WSBCP         WIBCP
-------------------------------------------------------------------------------

   Investment Advisory       0.45%        0.45%        0.65%         0.80%
   Administration            0.05%        0.05%        0.05%         0.05%

     To enhance the net income of the Portfolios, Wright and Eaton Vance reduced their fees and Wright made an assumption of a portion of each Portfolio's expenses as follows:

                                                           WNTBP        WTRBP        WSBCP         WIBCP
-----------------------------------------------------------------------------------------------------------

   Reduction of Investment Adviser fees                  $ 1,512      $ 1,779      $ 9,117       $ 5,964
   Allocation of expense to the Investment Adviser        14,688       15,625        5,000        14,510
   Reduction of Administrator fees                           168          198          701           373

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations.


(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Portfolio shares were as follows:

                                                    Six Months Ended                   Year Ended
                                                    June 30, 1997                   December 31, 1996
                                               -----------------------------------------------------------
                                                 Shares        Amount            Shares         Amount
----------------------------------------------------------------------------------------------------------


Wright Near Term Bond Portfolio --
     Sales..................................    11,424       $  109,701           58,895      $  573,302
     Issued to shareholders in payment
       of distributions declared............     1,386           13,362           1,825           17,735
     Redemptions............................   (12,479)        (120,331)        (26,542)        (257,547)
                                               --------      ----------         --------      ----------

         Net increase.......................       331       $    2,732          34,178       $  333,490
                                               =========     ===========        =========     ===========



Wright Total Return Bond Portfolio --
     Sales..................................     9,016       $   84,340          54,345       $  510,526
     Issued to shareholders in payment
       of distributions declared............     1,957           18,297           3,309           31,173
     Redemptions............................    (8,202)         (76,701)        (28,919)        (272,022)
                                               --------      ----------         --------      ----------

         Net increase.......................     2,771       $   25,936          28,735       $  269,677
                                               =========     ===========        =========     ===========



Wright Selected Blue Chip Portfolio --
     Sales..................................     9,435       $  125,763          62,148       $  764,506
     Issued to shareholders in payment
       of distributions declared............    34,652          419,299             172            2,069
     Redemptions............................    (9,413)        (124,096)        (68,010)        (887,612)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    34,674       $  420,966          (5,690)      $ (121,037)
                                               =========     ===========        =========     ===========

                                                    Six Months Ended                   Year Ended
                                                      June 30, 1997                 December 31, 1996
                                                ---------------------------------------------------------
                                                 Shares        Amount            Shares         Amount
---------------------------------------------------------------------------------------------------------

Wright International Blue Chip Portfolio  --
     Sales..................................    12,888       $  145,082          45,060       $  493,518
     Issued to shareholders in payment
       of distributions declared............     7,439           81,307              --               --
     Redemptions............................    (8,377)         (93,884)        (57,376)        (611,312)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    11,950       $  132,505         (12,316)      $ (117,794)
                                               =========     ===========        =========     ===========

----------------------------------------------------------------------------------------------------------





(5)  INVESTMENT TRANSACTIONS

     Purchases and sales and maturities of investments, other than short-term obligations, for the six months ended June 30, 1997, were as follows:

                                       Wright             Wright             Wright              Wright
                                      Near Term        Total Return         Selected          International
                                   Bond Portfolio     Bond Portfolio   Blue Chip Portfoli  Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------

Purchases --
   Non-U.S. Gov't Obligations....   $          -      $      39,689      $     616,672      $     831,992
                                    =============     =============      =============      =============

   U.S. Gov't Obligations........   $      49,469     $          -       $          -       $          -
                                    =============     =============      =============      =============

Sales --
   Non-U.S. Gov't Obligations....   $          -      $          -       $     524,818      $     755,862
                                    =============     =============      =============      =============
   U.S. Gov't Obligations........   $      38,780     $       1,496      $          -       $          -
                                    =============     =============      =============      =============

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

                                       Wright             Wright             Wright              Wright
                                      Near Term        Total Return         Selected          International
                                   Bond Portfolio     Bond Portfolio   Blue Chip Portfolio  Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------

Aggregate Cost...................   $     623,501     $    779,076       $  2,324,150       $  1,314,734
                                    =============     =============      =============      =============
Gross unrealized appreciation....   $      3,328      $     10,476       $    677,960       $    267,279
Gross unrealized depreciation....         (2,069)           (4,397)           (40,752)           (24,023)
                                    ------------      ------------       ------------       ------------

   Net unrealized appreciation
     (depreciation)..............   $       1,259     $       6,079      $     637,208      $     243,256
                                    =============     =============      =============      =============

-----------------------------------------------------------------------------------------------------------------


(7)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     The Wright International Blue Chip Portfolio invests in securities issued by companies whose principal business activities are outside the United States which may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

         SEMI-ANNUAL REPORT

         Officers and Trustees of the Funds

         Peter M. Donovan, President and Trustee
         H. Day Brigham, Jr., Vice President , Secretary and Trustee
         A. M. Moody III, Vice President and Trustee
         Judith R. Corchard, Vice President
         Winthrop S. Emmet, Trustee
         Michael F. Flament, Trustee
         Leland Miles, Trustee
         Lloyd F. Pierce, Trustee
         Richard E. Taber, Trustee
         Raymond Van Houtte, Trustee
         James L. O'Connor, Treasurer
         William J. Austin, Jr., Assistant Treasurer

         Administrator
         Eaton Vance Management
         24 Federal Street
         Boston, Massachusetts 02110

         Investment Adviser
         Wright Investors' Service
         1000 Lafayette Boulevard
         Bridgeport, Connecticut 06604

         Custodian and Transfer Agent
         Investors Bank & Trust Company
         200 Clarendon Street
         Boston, Massachusetts 02116


         This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus. Shares of the Trust are only available to the separate accounts of insurance companies